DEFERRED CHARGES AND OTHER ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES AND OTHER ASSETS, NET
DEFERRED CHARGES AND OTHER ASSETS, NET
Deferred charges and other assets, net consisted of the following:

	September 30, 2016	December 31, 2015
Deferred turnaround costs, net	$253,823	$177,236
Catalyst, net	106,311	77,725
Linefill	19,485	13,504
Restricted cash	1,500	1,500
Environmental credits	37,811	—
Intangible assets, net	598	219
Other	29,743	20,529
Total deferred charges and other assets, net	$449,271	$290,713

DEFERRED CHARGES AND OTHER ASSETS, NET
Deferred charges and other assets, net consisted of the following:

	December 31, 2015	December 31, 2014
Deferred turnaround costs, net	$177,236	$204,987
Catalyst	77,725	77,322
Linefill	13,504	10,230
Restricted cash	1,500	1,521
Intangible assets, net	219	357
Other	20,529	5,972
	$290,713	$300,389

The Company recorded amortization expense related to deferred turnaround costs, catalyst and intangible assets of $102,636, $65,452 and $32,066 for the years ended December 31, 2015, 2014 and 2013 respectively. The restricted cash consists primarily of cash held as collateral securing the Rail Facility.
Intangible assets, net was comprised of permits and emission credits as follows:

	December 31, 2015	December 31, 2014
Gross amount	$3,597	$3,599
Accumulated amortization	(3,378)	(3,242)
Net amount	$219	$357